LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
Components of Operating Leases
The cost components of our operating leases follows:

	2021	2020	2019
	(In thousands)
Operating lease cost	$1,672	$1,780	$2,217
Variable lease cost	63	69	142
Short-term lease cost	64	36	19
Total	$1,799	$1,885	$2,378

Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases follows:

	2021	2020
	(In thousands)
Lease right of use asset (1)	$6,481	$7,646
Lease liabilities (2)	$6,602	$7,868

Weighted average remaining lease term (years)	6.50	7.12
Weighted average discount rate	2.3%	2.4%

(1)	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2)	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.

Maturity Analysis of Lease Liabilities
Maturity analysis of our lease liabilities at December 31, 2021 based on required contractual payments follows:

(In thousands)

2022	$1,619
2023	1,311
2024	816
2025	809
2026	744
2027 and thereafter	1,795
Total lease payments	7,094
Less imputed interest	(492)
Total	$6,602